Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of June 30,
	2025	2024
	US$	US$
Furniture and fixtures	4,347	4,371
Office equipment	8,503	7,575
Computers equipment	15,608	15,692
Sub-total	28,458	27,638
Less: accumulated depreciation	(24,788)	(24,028)
Property and equipment, net	3,670	3,610